Summary of Allowance for Credit Losses (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	$ 7,975	$ 7,929	$ 9,384	$ 5,036
Provision for credit losses	(37)	2,188	(101)	6,325
Write-offs, net of recoveries	(285)	(675)	(1,197)	(2,092)
Foreign exchange disposals and other adjustments	63	(215)	(370)	(42)
Allowance account for credit losses of financial assets, Balance at end of period	7,716	9,227	7,716	9,227
Loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	6,999	6,925	8,290	4,447
Allowance account for credit losses of financial assets, Balance at end of period	6,811	8,133	6,811	8,133
Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	7,969	7,916	9,377	5,032
Provision for credit losses	(37)	2,193	(99)	6,321
Write-offs, net of recoveries	(285)	(675)	(1,197)	(2,092)
Foreign exchange disposals and other adjustments	63	(214)	(371)	(41)
Allowance account for credit losses of financial assets, Balance at end of period	7,710	9,220	7,710	9,220
Allowance For Credit Losses On Debt Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	6	13	7	4
Provision for credit losses		(5)	(2)	4
Foreign exchange disposals and other adjustments		(1)	1	(1)
Allowance account for credit losses of financial assets, Balance at end of period	6	7	6	7
Allowance For Credit Losses On Debt Securities [Member] | Debt securities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	2	2	2	1
Provision for credit losses		1		2
Foreign exchange disposals and other adjustments		(1)		(1)
Allowance account for credit losses of financial assets, Balance at end of period	2	2	2	2
Allowance For Credit Losses On Debt Securities [Member] | Debt securities FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	4	11	5	3
Provision for credit losses		(6)	(2)	2
Foreign exchange disposals and other adjustments			1
Allowance account for credit losses of financial assets, Balance at end of period	4	5	4	5
At Amortized Cost [Member] | Loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	6,998	6,925	8,289	4,447
Allowance account for credit losses of financial assets, Balance at end of period	6,811	8,133	6,811	8,133
Allowance for credit losses on loans at FVOCI [member] | Loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	1		1
Allowance For Off Balance Sheet Insturments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	970	991	1,087	585
Allowance account for credit losses of financial assets, Balance at end of period	899	1,087	899	1,087
Residential mortgages [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	245	152	302	110
Provision for credit losses	29	169	(14)	220
Write-offs, net of recoveries	(1)	(5)	(8)	(19)
Foreign exchange disposals and other adjustments	0	(4)	(7)	1
Allowance account for credit losses of financial assets, Balance at end of period	273	312	273	312
Consumer instalment and other personal [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	1,816	1,939	2,112	1,309
Provision for credit losses	(33)	545	70	1,695
Write-offs, net of recoveries	(101)	(273)	(426)	(824)
Foreign exchange disposals and other adjustments	14	(38)	(60)	(7)
Allowance account for credit losses of financial assets, Balance at end of period	1,696	2,173	1,696	2,173
Credit Card 1 [Member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	2,563	3,000	3,184	1,929
Provision for credit losses	18	611	(29)	2,386
Write-offs, net of recoveries	(161)	(336)	(575)	(1,112)
Foreign exchange disposals and other adjustments	25	(83)	(135)	(11)
Allowance account for credit losses of financial assets, Balance at end of period	2,445	3,192	2,445	3,192
Businesses And Government [Member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	3,345	2,825	3,779	1,684
Provision for credit losses	(51)	868	(126)	2,020
Write-offs, net of recoveries	(22)	(61)	(188)	(137)
Foreign exchange disposals and other adjustments	24	(89)	(169)	(24)
Allowance account for credit losses of financial assets, Balance at end of period	$ 3,296	$ 3,543	$ 3,296	$ 3,543